Subsequent Events (Details) - Ordinary Shares [Member] - Subsequent Event [Member] - Second Buyback [Member] $ in Millions	1 Months Ended
Jul. 21, 2025 USD ($) shares
Subsequent Events [Line Items]
Shares purchased | shares	1,327,439
Consideration amount | $	$ 3.6